Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Ordinary shares	Paid-in Capital	Reserve Capital	Retained Earning	Accumulated Other Comprehensive Income (Loss)	Total Epsium Stockholder’s Equity	Non- controlling Interest	Total
Balance at Dec. 31, 2021	$ 240	$ 253,075	$ 1,550	$ 2,671,329	$ (7,714)	$ 2,918,480	$ 27,066	$ 2,945,546
Balance (in Shares) at Dec. 31, 2021	12,000,534
Imputed interest expense		70,155				70,155	40	70,195
Foreign currency translation gain (loss)					(1,210)	(1,210)		(1,210)
Net income				1,117,468		1,117,468	13,478	1,130,946
Balance at Dec. 31, 2022	$ 240	323,230	1,550	3,788,797	(8,924)	4,104,893	40,584	4,145,477
Balance (in Shares) at Dec. 31, 2022	12,000,534
Imputed interest expense		5,011				5,011	34	5,045
Foreign currency translation gain (loss)					2,914	2,914		2,914
Net income				3,674,469		3,674,469	43,771	3,718,240
Balance at Dec. 31, 2023	$ 240	328,241	1,550	7,463,266	(6,010)	7,787,287	84,389	7,871,676
Balance (in Shares) at Dec. 31, 2023	12,000,534
Foreign currency translation gain (loss)					50,810	50,810		50,810
Net income				274,857		274,857	9,837	284,694
Balance at Dec. 31, 2024	$ 240	$ 328,241	$ 1,550	$ 7,738,123	$ 44,800	$ 8,112,954	$ 94,226	$ 8,207,180
Balance (in Shares) at Dec. 31, 2024	12,000,534